PETER D. LOWENSTEIN
ATTORNEY AT LAW
P.O. Box 272
COSCOB, CONNECTICUT 06807-0272
203 869-3059
FAX 203 869-2389

August 1, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Value Line Asset Allocation Fund, Inc. File #33-62240; 811-07702 Rule 497(j)

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant’s most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

Very truly yours,

Peter D. Lowenstein Legal Counsel

PDL : psp

497(j)ltr.vlaa 2007